PROVISIONS AND CONTINGENCIES - Labor provisions and contingencies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provision for Universal Telecommunications Services Fund	R$ 5,813,657	R$ 5,575,026
Provision under Fund for Technological Development of Telecommunications	2,085,332	1,828,910
Provision for Telecommunications Inspection Fund	2,088,810	2,261,316
Collective consumerist and non-consumerist nature [Member]
Disclosure of other provisions [line items]
Civil proceedings of a non-consumer nature	R$ 965,461	764,581
Tax provisions [Member]
Disclosure of other provisions [line items]
Import duty (as a percent)	4.00%
Increased import duty (as a percent)	0.28
Possible losses – tax contingencies [Member]
Disclosure of other provisions [line items]
Increased import duty (as a percent)	0.11
Tax(1)
Disclosure of other provisions [line items]
Other provision for probable losses	R$ 2,022,987	2,753,323
Federal	809,765	796,996
State	466,590	1,329,319
Municipal	136,995	48,917
FUST	609,637	578,091
Other provision for possible losses	40,850,071	36,963,009
Federal	4,419,439	3,534,240
State	25,760,365	23,130,420
Municipal	682,468	633,097
FUST, FUNTTEL and FISTEL	9,987,799	9,665,252
Regulatory
Disclosure of other provisions [line items]
Provisions	1,151,095	1,760,866
Possible losses provisions	3,066,637	6,765,178
Civil
Disclosure of other provisions [line items]
Provisions	1,411,141	1,226,995
Possible losses provisions	2,000,926	2,126,718
Daily fine in case of noncompliance	10
Civil | Quotas calculated on community telephone plans and expansion plans [Member]
Disclosure of other provisions [line items]
Relating to failure to supply services and/or products sold	152,109	157,960
Civil | Failure to provide services and products sold [Member]
Disclosure of other provisions [line items]
Relating to failure to supply services and/or products sold	293,571	304,454
Labor
Disclosure of other provisions [line items]
Provisions	935,541	693,712
Possible losses provisions	R$ 1,346,257	R$ 1,587,544